Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant differences, which comprise deferred income tax assets and liabilities, are as follows:

	2024 $	2023 $	2022 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(1,316,712)	(2,322,936)	(1,861,476)

Tax effect of:
Items not deductible for tax purposes	(20,556)	223,809	335,494
Over provided in prior years	(384,109)	(19,674)	-
Tax rate difference for foreign jurisdiction	(5,365)	10,715	56,175
Change in unrecognized deferred income tax assets	2,104,708	2,125,459	1,499,666
Income tax provision	377,966	17,372	29,859

Schedule of Canadian Non-Capital Losses Carried Forward

As of October 31, 2024, the Company has Canadian non-capital losses carried forward of $20,281,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:

$

2037	5,000
2038	73,000
2039	71,000
2040	169,000
2041	1,142,000
2042	4,716,000
2043	8,678,000
2044	5,427,000
20,281,000